Claims Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Liability for Claims and Claims Adjustment Expense [Line Items]
Summary of activity in the liability for claims payable and healthcare expenses

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended
	through December 31,	through December 2,	December 31,
	2021	2021	2020
Claims Unpaid, Beginning of Period	$76,031,460	$56,934,400	$19,859,348
Incurred, Related to:
Current Period	55,148,939	525,366,213	418,103,177
Prior Period(s)	174,408	3,313,744	—
Total Incurred	55,323,347	528,679,957	418,103,177
Paid, Related to:
Current Period	53,366,035	453,940,969	361,512,059
Prior Period(s)	2,928,522	55,641,928	19,516,066
Total Paid	56,294,557	509,582,897	381,028,125
Claims Unpaid Assumed in Acquisitions	26,898,074	—	—
Claims Unpaid, End of Period	$101,958,324	$76,031,460	$56,934,400

P3 Health Partners Inc.
Liability for Claims and Claims Adjustment Expense [Line Items]
Summary of activity in the liability for claims payable and healthcare expenses

Successor
Six Months Ended
June 30, 2022
Claims Unpaid, Beginning of Period	$101,958,324
Incurred, Related to:
Current Period	468,944,879
Prior Period(s)	7,097,685
Total Incurred	476,042,564
Paid, Related to:
Current Period	340,629,168
Prior Period(s)	98,049,353
Total Paid	438,678,521
Claims Unpaid Assumed in Acquisitions
Claims Unpaid, End of Period	$139,322,367